Operating Segment Information (Tables)	12 Months Ended
Dec. 31, 2019
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Reportable Segment Information
Reportable segment information for the years ended December 31, 2017, 2018 and 2019 were as follows:

	For the year ended December 31, 2017
	Wafer Fabrication	New Business	Subtotal	Adjustment and Elimination (Note)	Consolidated
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
Operating revenues from external customers	$148,939,836	$344,870	$149,284,706	$—	$149,284,706
Operating revenues from sales among intersegments	—	13,600	13,600	(13,600)	—
Segment net income (loss), net of tax	6,728,620	(665,895)	6,062,725	616,504	6,679,229
Acquisition of property, plant and equipment	44,229,488	6,788	44,236,276	—	44,236,276
Depreciation	50,737,240	227,880	50,965,120	—	50,965,120
Share of profit or loss of associates and joint ventures	(258,959)	(32,619)	(291,578)	449,415	157,837
Income tax expense (benefit)	1,167,154	3	1,167,157	(174,676)	992,481
Impairment loss	632,207	318,128	950,335	—	950,335

	For the year ended December 31, 2018
	Wafer Fabrication	New Business	Subtotal	Adjustment and Elimination (Note)	Consolidated
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
Operating revenues from external customers	$151,023,932	$228,639	$151,252,571	$—	$151,252,571
Operating revenues from sales among intersegments	—	19,290	19,290	(19,290)	—
Segment net income (loss), net of tax	2,688,331	(602,809)	2,085,522	1,162,275	3,247,797
Acquisition of property, plant and equipment	19,589,770	305	19,590,075	—	19,590,075
Depreciation	49,777,242	171,347	49,948,589	—	49,948,589
Share of profit or loss of associates and joint ventures	(1,201,986)	(23,245)	(1,225,231)	608,566	(616,665)
Income tax expense (benefit)	(456,058)	(2,595)	(458,653)	(671,224)	(1,129,877)
Impairment loss	46,225	—	46,225	—	46,225

	For the year ended December 31, 2019
	Wafer Fabrication	New Business	Subtotal	Adjustment and Elimination (Note)	Consolidated
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
Operating revenues from external customers	$148,123,306	$78,335	$148,201,641	$—	$148,201,641
Segment net income (loss), net of tax	6,156,681	(442,365)	5,714,316	(1, 138 , 066)	4,57 6 , 250
Acquisition of property, plant and equipment	16,518,483	—	16,518,483	—	16,518,483
Acquisition of intangible assets	2,443,593	—	2,443,593	—	2,443,593
Cash payments for the principal portion of the lease liability	614,845	18,643	633,488	—	633,488
Depreciation	47,038,876	134,005	47,172,881	—	47,172,881
Share of profit or loss of associates and joint ventures	733,044	—	733,044	(617,715)	115,329
Income tax expense (benefit)	(414,104)	20,974	(393,130)	62 3 , 476	23 0 , 346
Impairment loss	33,160	84,974	118,134	—	118,134

	As of December 31, 2018
	Wafer Fabrication	New Business	Subtotal	Adjustment and Elimination (Note)	Consolidated
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
Segment assets	$363,529,040	$1,263,368	$364,792,408	$(2,195,179)	$362,597,229

Segment liabilities	$157,000,054	$1,068,722	$158,068,776	$130,970	$158,199,746

	As of December 31, 2019
	Wafer Fabrication	New Business	Subtotal	Adjustment and Elimination (Note)	Consolidated
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
Segment assets	$369,189,983	$924,149	$370,114,132	$(3, 852 ,4 39)	$366, 261 , 693

Segment liabilities	$161,955,970	$1,157,878	$163,113,848	$23 3, 930	$163, 347 , 77 8

Geographic Information, Non-current Assets
(2)	Geographic information
Non-current
assets

	As of December 31,
	2018	2019
	NT$	NT$
	(In Thousands)	(In Thousands)
Taiwan	$90,046,190	$73,481,714
Singapore	16,881,746	15,191,880
China (includes Hong Kong)	73,627,957	63,622,327
USA	31,919	70,498
Europe	155,489	24,383
Japan	232	12,265,769
Others	—	3,309

Total	$180,743,533	$164,659,880

Individual Customers Accounting for at least 10% of Operating Revenues
Individual customers accounting for at least 10% of operating revenues for the years ended December 31, 2017, 2018 and 2019 were as follows:

	For the years ended December 31,
	2017	2018	2019
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Customer A from wafer fabrication segment	$15,632,722	$15,357,470	$17,576,293